Document and Entity Information	Sep. 10, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CAPITAL ONE FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000927628
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-13300
Entity Tax Identification Number	54-1719854
Entity Address, Address Line One	1680 Capital One Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series B Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRP
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series C Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series D Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRD
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series G Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares of Series H Fixed Rate Non-Cumulative Perpetual Preferred Stock(1)
Trading Symbol	COF PRH
Security Exchange Name	NYSE
M 0.800 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Senior Notes Due 2024
Trading Symbol	COF24
Security Exchange Name	NYSE
M 1.650 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE